NOTE 10 – DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Note 10 Derivative Liabilities
NOTE 10 – DERIVATIVE LIABILITIES

NOTE 8 – DERIVATIVE LIABILITIES

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815, “Derivatives and Hedging,” requires we assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of March 31, 2023. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

For the three months ended March 31, 2023 and year ended December 31, 2022, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Three months ended March 31, 2023	Year ended December 31, 2022
Expected term	0.50 - 0.70 years	0.75 - 1.49 years
Expected average volatility	77% - 81%	83% - 152%
Expected dividend yield	—	—
Risk-free interest rate	4.67% - 4.94%	0.06% - 4.73%

The following table summarizes the changes in the derivative liabilities during the three months ended March 31, 2023 and 2022:

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2022	$1,357,787

Settled on issuance of common stock	(240,258)
Change in fair value of the warrant	(196,307)
Balance - March 31, 2023	$921,222

The following table summarizes the change in fair value of derivative liabilities included in the income statement for the three months ended March 31, 2023 and 2022, respectively.

	Three months ended
	March 31,
	2023	2022
Addition of new derivatives recognized as loss on derivatives	$—	$—
Revaluation of derivative liabilities	(196,307)	—
Change in fair value of derivative liabilities	$(196,307)	$—

NOTE 10 – DERIVATIVE LIABILITIES

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires we assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of December 31, 2022. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of warrants is estimated using the Black-Scholes valuation model.

For the years ended December 31, 2022 and 2021, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Years ended
December 31,
	2022	2021
Expected term	0.75 – 1.49 years	0.16 - 1.18 years
Expected average volatility	83% - 152%	145% - 241%
Expected dividend yield	—	—
Risk-free interest rate	0.06% - 4.73%	0.07% - 0.09%

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2022 and 2021:

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2020	$1,025,691

Settled on issuance of common stock	(708,611)
Change in fair value of the derivative	(317,080)
Balance - December 31, 2021	$—

Addition of new derivatives recognized as cash received	500,000
Addition of new derivatives recognized as loss on derivatives	943,833
Settled on issuance of common stock	(1,792,582)
Change in fair value of the warrants	1,706,536
Balance - December 31, 2022	$1,357,787

The following table summarizes the change in fair value of derivative liabilities included in the income statement for the years ended December 31, 2022 and 2021, respectively.

	Years ended
	December 31,
	2022	2021
Addition of new derivatives recognized as loss on derivatives	$943,833	$—
Revaluation of derivative liabilities	1,706,536	(317,080)
Change in fair value of derivative liabilities	$2,650,369	$(317,080)